OTHER FINANCIAL DATA - DIVIDENDS AND LOANS 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mobile Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	116
Bay Gas [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Subsidiary	91.00%
Fowler Ridge 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Restricted Net Assets of Subsidiary	35
Cedar Creek 2 Wind Farm [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Restricted Net Assets of Subsidiary	29
Luz Del Sur [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	35
Mexican Subsidiaries [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	61
Solar Plants [Member]
Significant Restrictions of Subsidiaries [Line Items]
Restricted Net Assets of Subsidiary	35
Gasoductos De Chihuahua [Member]
Significant Restrictions of Subsidiaries [Line Items]
Ownership Percentage of Equity Method Investee	50.00%
Restricted Net Assets of Subsidiary	19